Postretirement Plans - Schedule of Amounts Recognized as a Component of Other Comprehensive (Loss) Income (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Realized but not recognized
Actuarial losses and (gains)	$ 0	$ 0	$ 22,328	$ 412	$ 9,724
Recognition of previously deferred amounts
Actuarial gains and (losses)	145	656	2,600	2,836	3,078
Qualified Plan | Pension Plan
Realized but not recognized
Actuarial losses and (gains)	0	0	22,328	2,813	9,724
Prior Service cost/(Credit)	0	0	0	(2,401)	0
Recognition of previously deferred amounts
Actuarial gains and (losses)	(1,149)	(638)	(2,577)	(1,979)	(1,685)
Prior Service Credit	$ 1,294	$ 1,294	$ 5,177	$ 4,815	$ 4,763